Interim Consolidated Statements of Cash Flows - CAD	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Provided BY (USED IN) OPERATING ACTIVITIES
Net Profit (Loss) for the Period	CAD (246,472)	CAD (102,757)	CAD (346,873)	CAD (79,857)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(7,827)	12,243	(29,139)	(7,734)
Common stock issued for services to be rendered		15,000		15,000
Gain on Settlement of Debt			(514)
Expenses paid by an unrelated Third Party		(4,200)		(8,568)
Issuance of promissory note for consulting services	37,692		37,692
Common stock issued for consulting services	21,895		21,895
Amortization of prepaid expenses		5,422	3,999	10,436
Amortization of property and equipment		31		92
Changes in Non-Cash Working Capital Accounts
Accounts Receivable		6,597	(945)	(56,155)
Prepaid Expenses	(60,248)	(2,914)	(96,140)
GST Payable (Recoverable)	(2,938)	(1,390)	(4,176)	4,487
Accounts Payable and Accrued Liabilities	(23,514)	76,860	(146,290)	88,599
Cash flows from (used in) operating activies	(281,412)	4,892	(560,492)	(36,700)
FINANCING ACTIVITIES
Promissory Notes repaid			(132,582)
Proceeds Received on Issuance of Promissory Notes	295,631		596,687	44,518
Cash flows from (used in) financing activities	295,631		464,105	44,518
NET INCREASE IN CASH	14,220	4,892	96,387	7,818
Cash (Bank Indebtedness), Beginning of the Period	2,882	2,902	114,488	(24)
Cash, End of the PERIOD	CAD 18,102	CAD 7,794	CAD 18,102	CAD 7,794